NOTES PAYABLE AND OTHER FINANCING AGREEMENTS (Details) - Schedule of notes payable - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Short Term:
Notes payable curent		$ 3,882,868
Long Term:
Notes payable noncurent	539,921	300,000
Promissory Notes [Member]
Long Term:
Notes payable noncurent	239,921
Convertible Promissory Notes [Member]
Long Term:
Notes payable noncurent	300,000	300,000
Loan Agreements [Member]
Short Term:
Notes payable curent		1,178,670
Financing Agreement [Member]
Short Term:
Notes payable curent		1,360,516
Promissory Notes [Member]
Short Term:
Notes payable curent		$ 1,343,682